UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 06685

John Hancock Patriot Global Dividend Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Patriot Global Dividend Fund

4.30.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Patriot Global Dividend Fund Securities owned by the Fund on April 30, 2006 (unaudited)

Issuer		Shares	Value
Common stocks 33.17%			$55,869,937

(Cost $52,819,896)

Electric Utilities 1.23%			2,065,600

Progress Energy, Inc.		48,000	2,054,400
Progress Energy, Inc. (Contingent Value Obligation) (B)(I)		35,000	11,200

Gas Utilities 1.22%			2,050,829

Peoples Energy Corp.		56,450	2,050,829

Integrated Telecommunication Services 2.21%			3,727,458

AT&T, Inc.		104,850	2,748,118
Verizon Communications, Inc.		29,650	979,340

Multi-Utilities 27.99%			47,145,850

Alliant Energy Corp.		118,420	3,784,703
Ameren Corp.		30,000	1,511,100
CH Energy Group, Inc.		120,900	5,716,152
Dominion Resources, Inc.		47,500	3,556,325
DTE Energy Co.		116,900	4,767,182
Duke Energy Corp.		134,250	3,909,360
Energy East Corp.		194,000	4,687,040
KeySpan Corp.		102,000	4,118,760
NiSource, Inc.		57,400	1,211,714
NSTAR		158,000	4,368,700
Public Service Enterprise Group, Inc.		16,000	1,003,200
SCANA Corp.		17,700	692,778
TECO Energy, Inc.		140,000	2,237,200
WPS Resources Corp.		60,400	3,019,396
Xcel Energy, Inc.		136,000	2,562,240

Oil & Gas Storage & Transportation 0.52%			880,200

Kinder Morgan, Inc.		10,000	880,200

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 66.26%			$111,589,133

(Cost $110,906,756)

Agricultural Products 2.05%			3,456,563

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	45,000	3,456,563

Consumer Finance 2.95%			4,972,600

SLM Corp., 6.97%, Ser A	BBB+	92,000	4,972,600

John Hancock Patriot Global Dividend Fund Securities owned by the Fund on April 30, 2006 (unaudited)

Diversified Banks 0.37%			621,528

Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)	A	28,200	621,528

Electric Utilities 19.13%			32,224,197

Alabama Power Co., 5.20%	BBB+	220,000	4,972,000
Central Illinois Light Co., 4.64%	Baa3	7,460	579,549
Central Maine Power Co., 4.75% (G)	Baa2	11,015	859,170
Connecticut Light & Power Co., 3.90%, Ser 1949	Baa3	27,255	923,263
Duquesne Light Co., 6.50%	BB+	100,000	5,115,000
Entergy Arkansas, Inc., 6.45%	BB+	50,000	1,254,690
Entergy Mississippi, Inc., 6.25%	BB+	120,000	2,940,000
Interstate Power & Light Co., 7.10%, Ser C	BBB-	25,000	664,063
Interstate Power & Light Co., 8.375%, Ser B	Baa3	36,800	1,170,240
Massachusetts Electric Co., 4.76%	BBB+	6,166	537,020
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	120,000	3,000,000
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)	CCC+	220,800	5,575,200
Southern California Edison Co., 6.00%, Ser C	BBB-	6,000	582,750
Southern California Edison Co., 6.125%	BBB-	40,000	4,051,252

Gas Utilities 1.92%			3,225,000

Southern Union Co., 7.55%	BB+	125,000	3,225,000

Investment Banking & Brokerage 9.02%			15,191,485

Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G	BBB	56,000	2,604,000
Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F	BBB	91,000	4,277,000
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D	A-	145,000	6,923,750
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C	A-	28,100	1,386,735

Life & Health Insurance 3.13%			5,271,000

MetLife, Inc., 6.50%, Ser B	BBB	210,000	5,271,000

Multi-Utilities 8.16%			13,736,494

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Baa2	10,000	1,041,250
Energy East Capital Trust I, 8.25%	BBB-	55,700	1,396,399
PNM Resources, Inc., 6.75%, Conv	BBB-	38,110	1,852,908
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	40,000	3,220,000
Public Service Electric & Gas Co., 6.92%	BB+	7,000	684,687
South Carolina Electric & Gas Co., 6.52%	Baa1	55,000	5,541,250

Oil & Gas Exploration & Production 9.52%			16,039,102

Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B	BBB-	37,300	3,696,199
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	48,075	4,824,028
Devon Energy Corp., 6.49%, Ser A	BB+	50,000	5,070,315
Nexen, Inc., 7.35% (Canada)	BB+	96,400	2,448,560

Other Diversified Financial Services 4.63%			7,791,580

Bank of America Corp., 6.75%, Depositary Shares, Ser VI	A	69,100	3,510,280
Citigroup, Inc., 6.231%, Depositary Shares, Ser H	A	85,200	4,281,300

John Hancock
Patriot Global Dividend Fund
Securities owned by the Fund on
April 30, 2006 (unaudited)

Regional Banks 3.03%			5,108,634

HSBC USA, Inc., $2.8575 (G)	A1	108,550	5,108,634
Trucking 2.35%			3,950,950

AMERCO, 8.50%, Ser A	CCC+	155,000	3,950,950

	Interest	Par value
Issuer, maturity date	rate (%)	($000)	Value
Short-term investments 0.57%			$964,750

(Cost $964,750)

Commercial Paper 0.57%			964,750

Chevron Funding Corp., 5-1-06	4.670	965	964,750
Total investments 100.00%			$168,423,820

John Hancock Patriot Global Dividend Fund Footnotes to Schedule of Investments April 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,456,563 or 2.05% of the Fund's total investments as of April 30, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on April 30, 2006, including short-term investments, was $164,691,402. Gross unrealized appreciation and depreciation of investments aggregated $8,700,079 and $4,967,661, respectively, resulting in net unrealized appreciation of $3,732,418.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for DARTS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: PGD

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Global Dividend Fund.

P40Q3 4/06
6/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Global Dividend Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer

Date: June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer

Date: June 27, 2006

By: /s/ John G. Vrysen ------------------------------------- John G. Vrysen Executive Vice President and Chief Financial Officer

Date: June 27, 2006